Dispositions (Details) - FortisBC Electric - Walden Hydroelectric Power Plant Assets CAD in Millions	1 Months Ended
Feb. 29, 2016 CAD
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of assets	CAD 9
Gain (loss) on sale of non-regulated generation assets, net of expense and tax	CAD 1